INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit before income tax and social contribution	R$ (1,543,349)	R$ 1,035,367	R$ 4,126,437
Tax rate	34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate	R$ 524,739	R$ (352,025)	R$ (1,402,989)
Income tax and social contribution in net income for the year	R$ 5,208	R$ (632,718)	R$ (1,958,739)
Effective tax rate	0.00%	61.00%	47.00%
Equity In Results Of Affiliated Companies [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	R$ 188,205	R$ 178,978	R$ 155,125
Difference Tax Rate In Companies Abroad [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(814,713)	(181,409)	(338,278)
Transfer Pricing Adjustment And Profits Abroad [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(67,580)	(91,883)	(195,112)
Income Tax And Social Contribution On Foreign Profit [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	10,200	131,836
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	102,087	71,756	50,333
Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	79,282	47,315	290,968
Recognition Reversal Of Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(62,088)	(337,239)	(562,014)
Other Permanent Deductions Additions [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	R$ 45,076	R$ (100,047)	R$ 43,228